UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                       Form 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/10
                                               __________

Check here if Amendment [  ];  Amendment Number:  _________
This Amendment (Check only one.):	 [  ]  is a restatement.
 	                                 [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:	         Fort Pitt Capital Group
 Address:	 680 Andersen Drive
 	         Foster Plaza Ten
 	         Pittsburgh, PA  15220

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 Robin Miller
Title:	 Chief Compliance Officer
Phone:	(412) 921-1822

Signature, Place, and Date of Signing:

/s/ Robin Miller	Pittsburgh, PA	July 21, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      91
Form 13F Information Table Value Total:	 367,959
 	                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


			       		                       SHRS             PUT     INV
ISSUER                  CLASS             CUSIP        VALUE  PRN_AMT  SH_PRN   CALL    DISC  MANAGERS SOLE  SHARED  NONE
---------------------- --------        ------------   ------- ------  -------  ------  ------ -------- ----- ------ ------

1/100 Berkshire HathawayCLA A		084990175	480	0	SH		SOLE		0
3M Company		COM		88579y101	473	6	SH		SOLE		6
Abbott Labs		COM		002824100	1670	36	SH		SOLE		36
Air Prods & Chem	COM		009158106	221	3	SH		SOLE		3
ALCOA			COM		013817101	2987	297	SH		SOLE		297
Allergan		COM		018490102	12781	219	SH		SOLE		219
Allstate Corp.		COM		020002101	268	9	SH		SOLE		9
Altria Group		COM		02209S103	261	13	SH		SOLE		13
American Express	COM		025816109	387	10	SH		SOLE		10
Amgen Inc.		COM		031162100	9655	184	SH		SOLE		184
Ansys Inc.		COM		03662Q105	919	23	SH		SOLE		23
Arthur J Gallagher	COM		363576109	8905	365	SH		SOLE		365
AT&T			COM		00206r102	16180	669	SH		SOLE		669
Bank of NY Mellon	COM		064058100	7269	294	SH		SOLE		294
Baxter Intl		COM		071813109	205	5	SH		SOLE		5
Berkshire Hath B	CLA B		084670702	466	6	SH		SOLE		6
BMC Software		COM		055921100	2262	65	SH		SOLE		65
Boeing			COM		097023105	14368	229	SH		SOLE		229
BP p.l.c		COM		055622104	3363	116	SH		SOLE		116
CA			COM		12673P105	10847	590	SH		SOLE		590
Caterpillar Inc.	COM		149123101	266	4	SH		SOLE		4
CBS Corp A		CL A		124857103	305	23	SH		SOLE		23
Charles Schwab Corp	COM		808513105	4360	307	SH		SOLE		307
ChevronTexaco		COM		166764100	216	3	SH		SOLE		3
Cisco Systems		COM		17275r102	1558	73	SH		SOLE		73
Coca Cola Co		COM		191216100	564	11	SH		SOLE		11
Colgate-Palmolive	COM		194162103	564	7	SH		SOLE		7
Comcast Corp A		CL A		20030n101	16007	922	SH		SOLE		922
Comcast Sp A		CL A		20030n200	106	6	SH		SOLE		6
ConocoPhillips		COM		20825C104	272	6	SH		SOLE		6
Cons Communications	COM		209034107	4894	288	SH		SOLE		288
Cynosure		COM		232577205	3190	296	SH		SOLE		296
Dell			COM		24702r101	2863	237	SH		SOLE		237
El Paso Corp.		COM		28336L109	1083	97	SH		SOLE		97
EMC Corp.		COM		268648102	6068	332	SH		SOLE		332
EQT Corp		COM		26884l109	263	7	SH		SOLE		7
Erie Indemnity Co	CL A		29530P102	10367	228	SH		SOLE		228
Exelon Corp.		COM		30161N101	201	5	SH		SOLE		5
Exxon Mobil		COM		30231G102	2663	47	SH		SOLE		47
FirstEnergy Corp	COM		337932107	6473	184	SH		SOLE		184
FNB Corp		COM		302520101	4493	560	SH		SOLE		560
Fuel Systems Sols	COM		35952W103	1883	73	SH		SOLE		73
General Electric	COM		369604103	11407	791	SH		SOLE		791
Hercules Offshore	COM		427093109	1005	414	SH		SOLE		414
Hewlett Packard		COM		428236103	336	8	SH		SOLE		8
Honeywell		COM		438516106	10638	273	SH		SOLE		273
Hospira			COM		441060100	230	4	SH		SOLE		4
Ingersoll Rand		COM		G47791101	4767	138	SH		SOLE		138
Intel Corp.		COM		458140100	2425	125	SH		SOLE		125
Intl Business Mach	COM		459200101	8030	65	SH		SOLE		65
iShares MSCI-Japan	MSCI JAPAN	464286848	6291	684	SH		SOLE		684
IShares Tr S&P 100	MSCI JAPAN	464287101	246	5	SH		SOLE		5
Johnson & Johnson	COM		478160104	1099	19	SH		SOLE		19
Joy Global Inc.		COM		481165108	10238	204	SH		SOLE		204
Kimberly Clark		COM		494368103	11175	184	SH		SOLE		184
Loews Corp		COM		540424108	17487	525	SH		SOLE		525
Marsh & McLennan	COM		571748102	7479	332	SH		SOLE		332
Matthews Intl		CL A		577128101	2434	83	SH		SOLE		83
Medtronic		COM		585055106	10045	277	SH		SOLE		277
Merck			COM		58933Y105	763	22	SH		SOLE		22
Microsoft		COM		594918104	10170	442	SH		SOLE		442
Mid Cap SPDR		COM		595635103	244	2	SH		SOLE		2
Mylan Inc		COM		628530107	509	30	SH		SOLE		30
Nvidia Corp		COM		67066g104	159	16	SH		SOLE		16
OPNET Technologies 	COM		683757108	5247	357	SH		SOLE		357
Oracle Corp		COM		68389x105	531	25	SH		SOLE		25
Parker-Hannifin Corp.	COM		701094104	2647	48	SH		SOLE		48
Pepsico			COM		713448108	618	10	SH		SOLE		10
Pfizer Inc		COM		717081103	4364	306	SH		SOLE		306
Philip Morris Intl Inc	COM		718172109	582	13	SH		SOLE		13
PNC Financial		COM		693475105	9794	173	SH		SOLE		173
PPG Inds		COM		693506107	3854	64	SH		SOLE		64
Procter & Gamble	COM		742718109	902	15	SH		SOLE		15
Rockwell Collins	COM		774341101	204	4	SH		SOLE		4
Royl Dutch Shell A	CLA A		780259206	413	8	SH		SOLE		8
Russell 3000 Index	RUSSELL 3000	464287689	772	13	SH		SOLE		13
Sandisk Inc		COM		80004C101	18253	434	SH		SOLE		434
Schwab US Broad Mk	ETF		808524102	378	15	SH		SOLE		15
Spectrum Control	COM		847615101	4143	296	SH		SOLE		296
Stryker Corp		COM		863667101	218	4	SH		SOLE		4
Telefonos De Mexico	SPON ADR ORD L	879403780	1479	105	SH		SOLE		105
Texas Instruments	COM		882508104	3357	144	SH		SOLE		144
U.S. Bancorp		COM NEW		902973304	241	11	SH		SOLE		11
United Technologies	COM		913017109	687	11	SH		SOLE		11
V F Corp.		COM		918204108	6640	93	SH		SOLE		93
Verizon			COM		92343V104	16663	595	SH		SOLE		595
Viacom Cl B		CL B		92553p201	255	8	SH		SOLE		8
Viacom Inc		CL A		92553p102	862	24	SH		SOLE		24
WalMart			COM		931142103	621	13	SH		SOLE		13
Windstream Corp		COM		97381w104	1255	119	SH		SOLE		119
Xilinx Inc		COM		983919101	3173	126	SH		SOLE		126





